OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
Other Accounts Receivable And Prepaid Expenses Disclosure [Abstract]
Other Accounts Receivable And Prepaid Expenses Disclosure [Text Block]
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2015	2014

Prepaid expenses	$622	$159
Government authorities	22	33
Deferred costs (*)	291	94

	$935	$286

(*)	Inventory delivered to customers for which revenue criteria have not been met.